INCOME TAXES (Details) - The tax effects of temporary differences that give rise to deferred tax assets - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets:
Net operating loss carryforward	$ 4,447,768	$ 3,327,518
Stock-based compensation	2,205,340	1,862,399
Total deferred tax assets	6,653,108	5,189,917
Valuation allowance	$ (6,653,108)	$ (5,189,917)
Deferred tax asset, net of valuation allowance
Changes in valuation allowance	$ 1,463,191	$ 2,246,450